Revenue and related balances	3 Months Ended
Mar. 31, 2025
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application and associated premium support services, and professional services revenue, which includes services such as initial implementation, project management, training, and integration.

The following table presents a disaggregation of revenue for the three months ended March 31:

	Three months ended March 31,
	2025	2024
	$	$
Subscription revenue	54,183	47,890
Professional services	3,113	3,513
	57,296	51,403